Goldman Sachs Strategic Volatility Premium Fund Average Annual Total Returns - Class Institutional Shares [Member]		12 Months Ended	45 Months Ended	60 Months Ended	103 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg 1-5 Year U.S. Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	0.32%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.42%)	(0.33%)	1.10%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.83%	1.40%
Performance Inception Date	Mar. 29, 2021
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.06%	0.37%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.26%	0.64%